EARNINGS PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted average number of shares outstanding, earnings per share	26,604,710	20,555,595	619,485